PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited)

Voya VACS Series EMCD Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 92.1%
Argentina : 0.9%
550,000  YPF SA, 6.950%,
07/21/2027 $ 490,075
0.9
Brazil : 0.9%
200,000  Braskem Netherlands
Finance BV, 7.250%,
02/13/2033 168,000
0.3
300,000
(1)
Suzano Austria GmbH,
7.000%,
03/16/2047 316,200
0.6
484,200
0.9
Cayman Islands : 1.7%
925,000
(1)
CK Hutchison
International 23 Ltd.,
4.875%,
04/21/2033 926,642
1.7
Chile : 3.5%
450,000  Antofagasta PLC,
5.625%,
05/13/2032 449,367
0.8
200,000  Banco de Credito
e Inversiones SA,
2.875%,
10/14/2031 170,290
0.3
300,000
(1)(2)
Celulosa Arauco y
Constitucion SA,
4.200%,
01/29/2030 276,234
0.5
500,000  Engie Energia
Chile SA, 3.400%,
01/28/2030 432,188
0.8
400,000
(1)
Sociedad Quimica y
Minera de Chile SA,
6.500%,
11/07/2033 424,600
0.8
200,000  Telefonica Moviles
Chile SA, 3.537%,
11/18/2031 148,688
0.3
1,901,367
3.5
China : 3.4%
650,000  Alibaba Group
Holding Ltd., 3.600%,
11/28/2024 638,456
1.2
600,000
(1)
ENN Clean Energy
International
Investment Ltd.,
3.375%,
05/12/2026 562,215
1.0
700,000
(1)
Tencent Holdings Ltd.,
3.595%,
01/19/2028 665,721
1.2
1,866,392
3.4
Colombia : 5.2%
550,000
(3)
Bancolombia SA,
4.625%,
12/18/2029 509,487
0.9
1,100,000  Ecopetrol SA, 8.875%,
01/13/2033 1,196,250
2.2
400,000
(1)
Geopark Ltd., 5.500%,
01/17/2027 354,238
0.6
400,000
(1)
Grupo Energia Bogota
SA ESP, 7.850%,
11/09/2033 435,440
0.8
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Colombia: (continued)
404,000  Oleoducto Central SA,
4.000%,
07/14/2027 $ 375,819
0.7
2,871,234
5.2
Ghana : 0.3%
200,000
(1)
Tullow Oil PLC,
10.250%,
05/15/2026 178,781
0.3
Guatemala : 1.3%
500,000  CT Trust, 5.125%,
02/03/2032 436,798
0.8
300,000
(1)
CT Trust, 5.125%,
02/03/2032 262,078
0.5
698,876
1.3
Hong Kong : 2.6%
635,000
(1)
Lenovo Group Ltd.,
6.536%,
07/27/2032 679,329
1.2
800,000
(1)
Melco Resorts
Finance Ltd., 5.750%,
07/21/2028 741,125
1.4
1,420,454
2.6
India : 4.3%
250,000  Adani Ports & Special
Economic Zone Ltd.,
4.375%,
07/03/2029 216,055
0.4
700,000
(1)(2)
JSW Steel Ltd.,
5.050%,
04/05/2032 608,125
1.1
525,000
(1)(3)
Network i2i Ltd.,
3.975%,
12/31/2199 488,742
0.9
535,000
(1)(2)
Reliance Industries
Ltd., 2.875%,
01/12/2032 458,835
0.8
700,000
(1)
Summit Digitel
Infrastructure Ltd.,
2.875%,
08/12/2031 576,215
1.1
2,347,972
4.3
Indonesia : 0.3%
200,000
(1)
Medco Bell Pte Ltd.,
6.375%,
01/30/2027 192,500
0.3
Isle of Man : 0.5%
300,000  AngloGold Ashanti
Holdings PLC,
3.375%,
11/01/2028 271,368
0.5
Israel : 1.5%
200,000
(1)
Energean Israel
Finance Ltd., 8.500%,
09/30/2033 191,219
0.4
400,000
(1)
Israel Discount
Bank Ltd., 5.375%,
01/26/2028 389,812
0.7
250,000
(1)
Israel Electric
Corp. Ltd., 4.250%,
08/14/2028 234,204
0.4
815,235
1.5

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya VACS Series EMCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Kazakhstan : 1.0%
300,000  KazMunayGas
National Co. JSC,
3.500%,
04/14/2033 $ 250,359
0.5
300,000  KazMunayGas
National Co. JSC,
6.375%,
10/24/2048 283,172
0.5
533,531
1.0
Kuwait : 1.9%
575,000  MEGlobal BV, 4.250%,
11/03/2026 557,121
1.0
500,000
(1)(3)
NBK Tier 1 Financing
2 Ltd., 4.500%,
12/31/2199 480,547
0.9
1,037,668
1.9
Luxembourg : 5.3%
200,000
(1)
Aegea Finance Sarl,
9.000%,
01/20/2031 213,720
0.4
450,000
(1)
Altice Financing SA,
5.750%,
08/15/2029 399,935
0.7
200,000
(1)
Chile Electricity Lux
MPC Sarl, 6.010%,
01/20/2033 206,281
0.4
700,000
(1)
CSN Resources SA,
8.875%,
12/05/2030 730,030
1.3
350,000
(1)
Greensaif Pipelines
Bidco Sarl, 6.129%,
02/23/2038 366,406
0.7
325,000
(1)
Greensaif Pipelines
Bidco Sarl, 6.510%,
02/23/2042 343,129
0.6
625,000
(1)
Minerva Luxembourg
SA, 8.875%,
09/13/2033 664,131
1.2
2,923,632
5.3
Macao : 2.3%
400,000  MGM China Holdings
Ltd., 4.750%,
02/01/2027 381,437
0.7
875,000  Sands China Ltd.,
5.650%,
08/08/2028 866,469
1.6
1,247,906
2.3
Malaysia : 1.8%
375,000
(1)
CIMB Bank Bhd,
2.125%,
07/20/2027 342,737
0.6
300,000
(1)
GENM Capital
Labuan Ltd., 3.882%,
04/19/2031 257,109
0.5
400,000
(1)
MISC Capital Two
Labuan Ltd., 3.750%,
04/06/2027 385,354
0.7
985,200
1.8
Mexico : 7.5%
550,000
(1)
Alpek SAB de CV,
4.250%,
09/18/2029 508,578
0.9
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Mexico: (continued)
600,000
(3)
Banco Mercantil
del Norte SA/Grand
Cayman, 7.500%,
12/31/2199 $ 562,002
1.0
500,000
(1)(3)
BBVA Bancomer
SA/Texas, 8.450%,
06/29/2038 531,825
1.0
525,000
(3)
Cemex SAB de CV,
5.125%,
12/31/2199 498,931
0.9
600,000
(1)
Cemex SAB de CV,
5.200%,
09/17/2030 577,746
1.1
400,000
(1)
GCC SAB de CV,
3.614%,
04/20/2032 347,702
0.6
250,000  Industrias Penoles
SAB de CV, 4.150%,
09/12/2029 233,321
0.4
875,000
(2)
Petroleos Mexicanos,
10.000%,
02/07/2033 876,531
1.6
4,136,636
7.5
Morocco : 0.9%
500,000  OCP SA, 6.875%,
04/25/2044 477,031
0.9
Netherlands : 3.6%
975,000
(1)
Embraer Netherlands
Finance BV, 7.000%,
07/28/2030 1,023,092
1.9
400,000
(1)(2)
Sigma Finance
Netherlands BV,
4.875%,
03/27/2028 392,687
0.7
500,000  Teva Pharmaceutical
Finance Netherlands
III BV, 8.125%,
09/15/2031 545,925
1.0
1,961,704
3.6
Nigeria : 0.4%
250,000  IHS Netherlands
Holdco BV, 8.000%,
09/18/2027 223,086
0.4
Oman : 0.4%
250,000
(1)
Oryx Funding Ltd.,
5.800%,
02/03/2031 251,974
0.4
Panama : 1.2%
515,600  AES Panama
Generation Holdings
SRL, 4.375%,
05/31/2030 434,393
0.8
250,000  C&W Senior Financing
DAC, 6.875%,
09/15/2027 234,249
0.4
668,642
1.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya VACS Series EMCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Peru : 3.3%
500,000
(3)
Banco de Credito del
Peru S.A., 3.125%,
07/01/2030 $ 473,823
0.9
600,000
(1)
Hunt Oil Co. of
Peru LLC Sucursal
Del Peru, 8.550%,
09/18/2033 651,318
1.2
700,000  Southern Copper
Corp., 3.875%,
04/23/2025 686,109
1.2
1,811,250
3.3
Poland : 0.9%
300,000
(1)
Bank Gospodarstwa
Krajowego, 5.375%,
05/22/2033 304,860
0.6
200,000
(1)
Canpack SA /
Canpack US LLC,
3.125%,
11/01/2025 190,531
0.3
495,391
0.9
Qatar : 0.3%
200,000
(1)
Ooredoo International
Finance Ltd., 2.625%,
04/08/2031 174,561
0.3
Russia : 0.2%
1,000,000
(1)
Alfa Bank AO Via Alfa
Bond Issuance PLC,
5.950%,
04/15/2030 60,000
0.1
500,000
(1)
Sovcombank Via
SovCom Capital DAC,
7.750%,
12/31/2199 43,437
0.1
103,437
0.2
Saudi Arabia : 3.4%
200,000
(1)
Arabian Centres
Sukuk II Ltd., 5.625%,
10/07/2026 183,500
0.3
525,000
(1)
EIG Pearl Holdings
Sarl, 3.545%,
08/31/2036 458,719
0.8
650,000  EIG Pearl Holdings
Sarl, 4.387%,
11/30/2046 523,148
1.0
700,000  Saudi Arabian Oil Co.,
2.875%,
04/16/2024 693,627
1.3
1,858,994
3.4
Singapore : 2.5%
600,000
(1)
Medco Maple Tree
Pte Ltd., 8.960%,
04/27/2029 613,500
1.1
800,000
(1)(3)
Oversea-Chinese
Banking Corp. Ltd.,
1.832%,
09/10/2030 752,720
1.4
1,366,220
2.5
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
South Africa : 1.2%
400,000  Bidvest Group
UK PLC, 3.625%,
09/23/2026 $ 371,938
0.7
300,000
(1)
Bidvest Group
UK PLC, 3.625%,
09/23/2026 278,953
0.5
650,891
1.2
South Korea : 7.3%
350,000
(1)
GS Caltex Corp.,
5.375%,
08/07/2028 352,313
0.7
500,000
(1)
Hanwha Q Cells
Americas Holdings
Corp., 5.000%,
07/27/2028 505,023
0.9
700,000
(1)
Kookmin Bank,
2.500%,
11/04/2030 583,075
1.1
200,000
(1)(3)
Kookmin Bank,
4.350%,
12/31/2199 197,437
0.4
500,000
(1)
LG Energy Solution
Ltd., 5.750%,
09/25/2028 514,028
0.9
925,000
(1)
POSCO, 5.625%,
01/17/2026 933,168
1.7
200,000
(1)(3)
Shinhan Financial
Group Co. Ltd.,
2.875%,
12/31/2199 181,531
0.3
400,000
(1)
Shinhan Financial
Group Co. Ltd.,
5.000%,
07/24/2028 399,974
0.7
400,000
(1)
SK Hynix, Inc.,
2.375%,
01/19/2031 324,830
0.6
3,991,379
7.3
Tanzania : 1.2%
775,000  AngloGold Ashanti
Holdings PLC,
3.750%,
10/01/2030 675,582
1.2
Thailand : 2.7%
500,000
(3)
Bangkok Bank PCL/
Hong Kong, 3.733%,
09/25/2034 443,897
0.8
200,000
(1)
GC Treasury Center
Co. Ltd., 4.400%,
03/30/2032 183,074
0.4
300,000  GC Treasury Center
Co. Ltd., 4.400%,
03/30/2032 274,611
0.5
200,000
(1)
PTTEP Treasury
Center Co. Ltd.,
3.903%,
12/06/2059 163,680
0.3
400,000  Thaioil Treasury
Center Co. Ltd.,
4.625%,
11/20/2028 394,628
0.7
1,459,890
2.7
Turkey : 3.9%
250,000
(1)
Akbank TAS, 6.800%,
02/06/2026 251,484
0.4

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya VACS Series EMCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Turkey: (continued)
300,000
(1)
Hazine Mustesarligi
Varlik Kiralama AS,
8.509%,
01/14/2029 $ 318,900
0.6
550,000
(1)
Turk
Telekomunikasyon AS,
6.875%,
02/28/2025 545,875
1.0
700,000
(1)
Turkiye Sise ve
Cam Fabrikalari AS,
6.950%,
03/14/2026 704,375
1.3
300,000
(1)
Yapi ve Kredi
Bankasi AS, 9.250%,
10/16/2028 318,375
0.6
2,139,009
3.9
United Arab Emirates : 3.9%
400,000  DP World Ltd./United
Arab Emirates,
6.850%,
07/02/2037 442,538
0.8
400,000
(3)
Emirates NBD Bank
PJSC, 6.125%,
12/31/2199 398,188
0.7
614,271  Galaxy Pipeline Assets
Bidco Ltd., 1.750%,
09/30/2027 578,566
1.0
373,248
(1)
Galaxy Pipeline Assets
Bidco Ltd., 2.940%,
09/30/2040 309,096
0.6
508,993
(1)
Sweihan PV Power
Co. PJSC, 3.625%,
01/31/2049 418,249
0.8
2,146,637
3.9
United Kingdom : 3.5%
350,000
(1)(2)
Anglo American
Capital PLC, 5.500%,
05/02/2033 353,926
0.6
450,000
(3)
HSBC Holdings PLC,
6.547%,
06/20/2034 470,551
0.9
550,000
(1)(3)
Standard Chartered
PLC, 6.301%,
01/09/2029 564,784
1.0
525,000
(1)
WE Soda Investments
Holding PLC, 9.500%,
10/06/2028 545,081
1.0
1,934,342
3.5
United States : 2.3%
400,000
(3)
Commercial Bank
PSQC, 4.500%,
12/31/2199 366,563
0.7
480,000
(1)
Hyundai Capital
America, 6.500%,
01/16/2029 507,132
0.9
400,000
(1)
Sasol Financing
USA LLC, 8.750%,
05/03/2029 408,960
0.7
1,282,655
2.3
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Virgin Islands (British) : 2.1%
400,000
(1)
Central American
Bottling Corp. / CBC
Bottling Holdco SL
/ Beliv Holdco SL,
5.250%,
04/27/2029 $ 376,578
0.7
775,000
(1)
Gold Fields Orogen
Holdings BVI Ltd.,
5.125%,
05/15/2024 771,881
1.4
1,148,459
2.1
Zambia : 0.7%
475,000  First Quantum
Minerals Ltd., 6.875%,
10/15/2027 405,562
0.7
Total Corporate
Bonds/Notes
(Cost $52,412,294)
50,556,365
92.1
SOVEREIGN BONDS : 0.4%
Hungary : 0.4%
200,000
(1)
Magyar Export-Import
Bank Zrt,
6.125
%,
12/04/2027 204,097
0.4
Total Sovereign Bonds
(Cost $198,482)
204,097
0.4
Total Long-Term
Investments
(Cost $52,610,776)
50,760,462
92.5
SHORT-TERM INVESTMENTS : 9.6%
Commercial Paper : 3.6%
1,000,000  Berkshire Hathaway
Inc.,
9.180
%,
01/03/2024 999,246
1.8
500,000  Duke Energy Co.,
8.260
%,
01/04/2024 499,548
0.9
500,000  Duke Energy Co.,
11.010
%,
01/02/2024 499,699
0.9
Total Commercial
Paper
(Cost $1,999,386)
1,998,493
3.6

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya VACS Series EMCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements : 3.9%
1,000,000
(4)
Deutsche Bank
Securities Inc.,
Repurchase
Agreement dated
12/29/2023, 5.330%,
due 01/02/2024
(Repurchase
Amount $1,000,584,
collateralized
by various U.S.
Government
Securities, 0.000%,
Market Value plus
accrued interest
$1,020,000, due
01/18/24-08/15/36)
$ 1,000,000
1.8
1,000,000
(4)
HSBC Securities
USA, Repurchase
Agreement dated
12/29/2023, 5.340%,
due 01/02/2024
(Repurchase
Amount $1,000,585,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$1,020,000, due
12/01/29-12/01/53)
1,000,000
1.9
113,323
(4)
Mizuho Securities
USA Inc., Repurchase
Agreement dated
12/29/2023, 5.330%,
due 01/02/2024
(Repurchase
Amount $113,389,
collateralized
by various U.S.
Government
Securities, 0.375%-
4.750%, Market
Value plus accrued
interest $115,589, due
12/31/23-02/15/33)
113,323
0.2
Total Repurchase
Agreements
(Cost $2,113,323)
2,113,323
3.9
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 2.1%
1,129,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $1,129,000) $ 1,129,000 2.1
Total Short-Term
Investments
(Cost $5,241,709)
$ 5,240,816
9.6
Total Investments in
Securities
(Cost $57,852,485) $ 56,001,278 102.1
Liabilities in Excess
of Other Assets (1,128,961) (2.1)
Net Assets $ 54,872,317 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
Variable rate security. Rate shown is the rate in effect as of
December 31, 2023.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of December 31, 2023.
Sector Diversiﬁcation
Percentage
of Net Assets
Energy 20.4%
Basic Materials 18.7
Financial 16.4
Consumer, Cyclical 8.9
Communications 7.3
Industrial 7.0
Consumer, Non-cyclical 6.0
Utilities 5.0
Technology 1.8
Sovereign Bonds 1.0
Short-Term Investments 9.6
Liabilities in Excess of Other Assets (2.1)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya VACS Series EMCD Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2023
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 50,556,365 $ — $ 50,556,365
Sovereign Bonds — 204,097 — 204,097
Short-Term Investments 1,129,000 4,111,816 — 5,240,816
Total Investments, at fair value $ 1,129,000 $ 54,872,278 $ — $ 56,001,278
Other Financial Instruments+
Futures 299,849 — — 299,849
Total Assets $ 1,428,849 $ 54,872,278 $ — $ 56,301,127
Liabilities Table
Other Financial Instruments+
Futures $ (131,686) $ — $ — $ (131,686)
Total Liabilities $ (131,686) $ — $ — $ (131,686)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At December 31, 2023, the following futures contracts were outstanding for Voya VACS Series EMCD Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 52 03/28/24 $ 10,707,531 $ 107,392
U.S. Treasury Long Bond 20 03/19/24 2,498,750 192,457
$ 13,206,281 $ 299,849
Short Contracts:
U.S. Treasury 5-Year Note (37) 03/28/24 (4,024,617) (9,149)
U.S. Treasury 10-Year Note (34) 03/19/24 (3,838,281) (113,961)
U.S. Treasury Ultra 10-Year Note (8) 03/19/24 (944,125) (6,413)
U.S. Treasury Ultra Long Bond (3) 03/19/24 (400,781) (2,163)
$ (9,207,804) $ (131,686)
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 1,279,956
Gross Unrealized Depreciation (3,131,163)
Net Unrealized Depreciation $ (1,851,207)